Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2019
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.16 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit using fair-value in accordance with IFRS 2, Share-Based Payment. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium.

2015 Stock Incentive Compensation Plan (formerly 2011 RSU Plan) (the 2015 Plan): On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board has been authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Stock Incentive Compensation Plan (the 2015 Plan). The maximum number of shares under the 2015 plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as at March 31, 2016). These instruments will generally vest over a period of 4 years and the Company expects to grant the instruments under the 2015 Plan over the period of 4 to 7 years. The plan numbers mentioned above would further be adjusted for the September 2018 bonus issue.

Consequent to the September 2018 bonus issue, all outstanding options granted under the stock option plan have been adjusted for bonus shares. Unless otherwise stated , all the prior period share numbers, share prices and weighted average exercise prices in this note have been adjusted to give effect to the September 2018 bonus issue

Controlled trust holds 20,324,982 and 10,801,956 shares (not adjusted for September, 2018 bonus issue) as at March 31, 2019 and March 31, 2018, respectively under the 2015 plan, out of which 200,000 and 100,000 (not adjusted for September, 2018 bonus issue)  equity shares have been earmarked for welfare activities of the employees as at March 31, 2019 and March 31, 2018, respectively.

The following is the summary of grants made during fiscal 2019, 2018 and 2017 under the 2015 Plan:

Particulars	Fiscal 2019	Fiscal 2018	Fiscal 2017
RSU and ESOP
Salil Parekh, CEO and MD - Refer Note 1 below	260,130	226,048	—
U.B. Pravin Rao, COO and WTD- Refer Note 2 below	68,250	140,500	—
Dr.Vishal Sikka*	—	1,201,498	241,400
Other KMP**	368,100	631,100	1,497,600
Employees other than KMP	3,644,220	3,345,220	6,422,080
	4,340,700	5,544,366	8,161,080

Incentive units- cash settled
Other employees	74,090	100,080	224,420
	74,090	100,080	224,420

Total grants	4,414,790	5,644,446	8,385,500

Information in the table above is adjusted for September 2018 bonus issue, wherever applicable.

*	Upon Dr. Vishal Sikka's resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited
**	Refer note 2.19 for details on appointment and resignation of KMPs

Note:

1.	Stock incentives granted to Salil Parekh, CEO and MD

Pursuant to the approval of the shareholders through a postal ballot on February 20, 2018, Salil Parekh (CEO & MD) is eligible to receive under the 2015 Plan and as per the terms of his employment agreement:

a) an annual grant of RSUs of fair value ₹3.25 crore (approximately $0.5 million) which will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date

b) a one-time grant of RSUs of fair value ₹9.75 crore (approximately $1.5 million) which will vest over time in 2 equal annual installments upon completion of each year of service from the grant date and

c) annual grant of performance based RSUs of fair value ₹13 crore (approximately $2 million) which will vest after completion of three years, subject to achievement of performance targets set by the Board or its committee.

The Board based on the recommendations of the Nomination and Remuneration committee approved on February 27, 2018, the annual time based grant for fiscal 2018 of 56,512 RSUs (adjusted for September 2018 bonus issue) and the one-time time based grant of 169,536 RSUs (adjusted for September 2018 bonus issue). The grants were made effective February 27, 2018.

Further, the Board, based on the recommendations of the Nomination and Remuneration Committee, granted 217,200 (adjusted for September 2018 bonus issue) performance based RSUs to Salil Parekh with an effective date of May 2, 2018. The grants would vest upon successful completion of three full fiscal years with the Company and will be determined based on achievement of certain performance targets for the said three-year period.

The Board based on the recommendations of the Nomination and Remuneration committee approved on January 11, 2019, the annual time based grant for fiscal 2019 of 42,930 RSUs. The grant was made effective February 1, 2019.

Though the annual time based grants for the remaining employment term ending on March 31, 2023 have not been granted as of March 31, 2019, since the service commencement date precedes the grant date, the company has recorded employment stock compensation expense in accordance with IFRS 2, Share based payments.

2. On the recommendation of the nomination and remuneration committee, in accordance with the terms of the employment agreement, under the 2015 Plan, the Board approved grant of 68,250 RSUs to U.B. Pravin Rao, based on his performance in fiscal 2018. The grants were made effective February 1, 2019.

The RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Committee. The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options would be the market price as on the date of grant.

As at March 31, 2019 and March 31, 2018, incentive units outstanding (net of forfeitures) were 1,77,454 and 223,514 (adjusted for September 2018 bonus issue), respectively.

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Granted to:
KMP (1)	5	(2)	5
Employees other than KMP	24	15	12
Total	29	13	17
Cash settled stock compensation expense included in the above	1	1	—

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation.

The carrying value of liability towards cash settled share based payments was $1 million each respectively as at March 31, 2019 and March 31, 2018.

The activity in the 2015 Plan (formerly 2011 RSU Plan) for equity-settled share based payment transaction during fiscal 2019 is set out below:

	Year ended March 31, 2019
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	7,500,818	0.04
Granted	4,340,700	0.05
Exercised	1,864,510	0.04
Forfeited and expired	795,810	0.04
Outstanding at the end	9,181,198	0.05
Exercisable at the end	235,256	0.04
2015 Plan-ESOP
Outstanding at the beginning	1,933,826	7.62
Granted	—	—
Exercised	117,350	7.35
Forfeited and expired	193,300	7.43
Outstanding at the end	1,623,176	7.46
Exercisable at the end	698,500	7.46

Information in the above table is adjusted for September 2018 bonus issue, wherever applicable.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	5,922,746	0.04
Granted	4,561,216	0.04
Exercised	1,296,434	0.04
Forfeited and expired	1,686,710	0.04
Outstanding at the end	7,500,818	0.04
Exercisable at the end	48,410	0.04
2015 Plan-ESOP
Outstanding at the beginning	2,395,300	7.63
Granted	983,150	7.31
Exercised	104,824	7.63
Forfeited and expired	1,339,800	7.42
Outstanding at the end	1,933,826	7.62
Exercisable at the end	393,824	7.63

Information in the above table is adjusted for September 2018 bonus issue.

The activity in the 2015 Plan for equity-settled share based payment transaction during fiscal 2017 is set out below:

	Year ended March 31, 2017
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning	443,010	0.04
Granted	5,749,380	0.04
Forfeited and expired	201,520	0.04
Exercised	68,124	—
Outstanding at the end	5,922,746	0.04
Exercisable at the end	—	—
2015 Plan-ESOP
Outstanding at the beginning	—	—
Granted	2,411,700	7.63
Forfeited and expired	16,400	7.63
Exercised	—	—
Outstanding at the end	2,395,300	7.63
Exercisable at the end	—	—

Information in the above table is adjusted for September 2018 bonus issue.

During fiscal 2019, 2018 and 2017, the weighted average share price of options exercised under the 2015 Plan on the date of exercise was $10.01, $7.74 and $8.05 (adjusted for September 2018 bonus issue), respectively

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2019:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan: ADS and IES
0 - 0.07 (RSU)	9,181,198	1.70	0.05
6 - 8 (ESOP)	1,623,176	5.04	7.46
	10,804,374	2.20	1.16

Information in the above table is adjusted for September 2018 bonus issue, wherever applicable.

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2018:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan:
0 - 0.04 (RSU)	7,500,818	1.89	0.04
6 - 8 (ESOP)	1,933,826	6.60	7.62
	9,434,644	2.57	1.59

Information in the above table is adjusted for September 2018 bonus issue.

The fair value of each equity settled award is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

	For options granted in
Particulars	Fiscal 2019- Equity Shares-RSU	Fiscal 2019- ADS- RSU
Weighted average share price (₹) / ($- ADS)*	696	10.77
Exercise price (₹)/ ($- ADS)*	3.31	0.06
Expected volatility (%)	21-25	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2.65	2.65
Risk-free interest rate (%)	7-8	2-3
Weighted average fair value as on grant date (₹) / ($- ADS)*	648	10.03

	For options granted in
Particulars	Fiscal 2018- Equity Shares-RSU	Fiscal 2018- Equity shares ESOP	Fiscal 2018- ADS-RSU	Fiscal 2018- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	572	461	8.31	7.32
Exercise price (₹)/ ($- ADS)*	2.50	459	0.04	7.33
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	533	127	7.74	1.47

	For options granted in
Particulars	Fiscal 2017- Equity Shares-RSU	Fiscal 2017- Equity shares ESOP	Fiscal 2017- ADS-RSU	Fiscal 2017- ADS- ESOP
Weighted average share price (₹) / ($- ADS)*	534	494.5	7.89	7.63
Exercise price (₹)/ ($- ADS)*	2.50	499	0.035	7.63
Expected volatility (%)	24-29	27-29	26-29	27-31
Expected life of the option (years)	1-4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.37	2.37	2.29	2.29
Risk-free interest rate (%)	6-7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)*	501	142.5	7.42	1.73

*	Adjusted for September 2018 bonus issue

The expected term of the RSU / ESOP is estimated based on the vesting term and contractual term of the RSU / ESOP, as well as expected exercise behavior of the employee who receives the RSU / ESOP. Expected volatility during the expected term of the RSU / ESOP is based on historical volatility of the observed market prices of the company's publicly traded equity shares during a period equivalent to the expected term of the RSU / ESOP.